Related party transactions - Summary of Balances with Related Parties (Details) - EUR (€)		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade receivables		€ 160,360,000	€ 177,213,000
Other current assets		68,773,000	84,574,000
Right-of-use assets		370,470,000	375,508,000	€ 351,646,000
Financial liabilities		1,505,536,000	1,403,911,000
Lease liabilities		438,052,000	443,507,000	€ 407,687,000
Special bonus per employee	€ 1,500
Employee gift expenses	€ 10,916,000	1,500
Zegna Group
Disclosure of transactions between related parties [line items]
Trade receivables		160,360,000	177,213,000
Other financial assets		375,752,000	357,134,000
Other current assets		68,773,000	84,574,000
Right-of-use assets		370,470,000	375,508,000
Financial liabilities		639,033,000
Other liabilities		389,656,000	441,348,000
Lease liabilities		438,052,000	443,507,000
Related parties
Disclosure of transactions between related parties [line items]
Trade receivables		22,413,000	10,098,000
Other financial assets		1,497,000	2,200,000
Other current assets		10,923,000	2,080,000
Right-of-use assets		49,416,000	51,546,000
Financial liabilities		5,000,000
Other liabilities		2,706,000	10,597,000
Lease liabilities		48,799,000	51,644,000
Associates
Disclosure of transactions between related parties [line items]
Trade receivables		20,998,000	9,947,000
Other financial assets		1,497,000	2,200,000
Other current assets		0	1,862,000
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		407,000	3,196,000
Lease liabilities		0	0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Trade receivables		20,939,000	9,946,000
Other financial assets		1,497,000	0
Other current assets		0	1,862,000
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		344,000	366,000
Lease liabilities		0	0
Associates | Filati Biagioli Modesto S.r.l.
Disclosure of transactions between related parties [line items]
Trade receivables		59,000	0
Other financial assets		0	2,200,000
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		63,000	2,830,000
Lease liabilities		0	0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Trade receivables		0	1,000
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		0	0
Lease liabilities		0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Monterubello
Disclosure of transactions between related parties [line items]
Trade receivables		0	0
Other financial assets		0	0
Other current assets		10,923,000	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		0	0
Lease liabilities		0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Trade receivables		642,000	32,000
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		122,000	67,000
Lease liabilities		0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Schneider Group
Disclosure of transactions between related parties [line items]
Trade receivables		12,000	4,000
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		516,000	4,102,000
Lease liabilities		0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | EZ Real Estate
Disclosure of transactions between related parties [line items]
Trade receivables		238,000	69,000
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		44,499,000	41,671,000
Financial liabilities		0
Other liabilities		1,248,000	617,000
Lease liabilities		44,039,000	41,635,000
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Trade receivables		7,000	24,000
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		0	0
Lease liabilities		0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Trade receivables		3,000	0
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		4,917,000	9,875,000
Financial liabilities		0
Other liabilities		0	27,000
Lease liabilities		4,760,000	10,009,000
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Trade receivables		13,000	22,000
Other financial assets		0	0
Other current assets		0	218,000
Right-of-use assets		0	0
Financial liabilities		5,000,000
Other liabilities		242,000	2,204,000
Lease liabilities		0	0
Other related parties connected to directors and shareholders
Disclosure of transactions between related parties [line items]
Trade receivables		500,000	0
Other financial assets		0	0
Other current assets		0	0
Right-of-use assets		0	0
Financial liabilities		0
Other liabilities		171,000	384,000
Lease liabilities		€ 0	€ 0